THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 2002
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -------------
Check here if Amendment [X]; Amendment Number:  2
                                                -------------
     This Amendment (Check only one.):       [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /s/ Mark D. Lerner           Baltimore, Maryland          2/14/03
    ---------------------        ---------------------        ----------
        [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ---------------------
Form 13F Information Table Entry Total:    11
                                           ---------------------
Form 13F Information Table Value Total:    $210,974
                                           ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Aquila Inc.             Common     03840P102    1,945     243,085    SH             SOLE                  SOLE

Bard CR, Inc.           Common     067383109   25,189     445,200    SH             SOLE                  SOLE

Chiquita
Brands Intl. Inc.       Common     170032809   18,620   1,039,664    SH             SOLE                  SOLE

Cooper Industries       Common     G24182100   31,350     797,700    SH             SOLE                  SOLE

General Motors CL H     Common     370442832    3,579     344,100    SH             SOLE                  SOLE

Hewlett Packard Co.     Common     428236103   15,848   1,037,169    SH             SOLE                  SOLE

Intersil Corporation    Common     46069S109    6,588     308,120    SH             SOLE                  SOLE

Liberty Media           Common     530718105    1,570     157,000    SH             SOLE                  SOLE

Readers Digest Ass'n
Class A                 Common     755267101    1,124      60,000    SH             SOLE                  SOLE

Syncor International    Common     87157J106    2,677      85,000    SH             SOLE                  SOLE

TRW, Inc.               Common     872649108  102,484   1,789,600    SH             SOLE                  SOLE
